SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C 20549


                                    Form N-1A

                   REGISTRATION STATEMENT (NO. 33-2908) UNDER
                           THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 15

                                       and

                     REGISTRATION STATEMENT (811-4570) UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 17

                    VANGUARD NEW YORK INSURED TAX FREE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  Post Office Box 2600, Valley Forge, PA 19482
                     (Address of Principal Executive Office)

          It is proposed that this filing become effective: On July 31, 1998 pursuant to paragraph (b) of Rule 485.

       Approximate Date of Proposed Public Offering As soon as practicable after this Registration Statement becomes effective.

We have elected to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. We filed our Rule 24f-2 Notice for the year ended November 30, 1997 on February 27, 1998.


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VANGUARD ADMIRAL FUNDS                       VANGUARD MUNICIPAL BOND FUND
VANGUARD ASSET ALLOCATION FUND               VANGUARD NEW JERSEY TAX-FREE FUND
VANGUARD BALANCED INDEX FUND                 VANGUARD NEW YORK TAX-FREE FUND
VANGUARD BOND INDEX FUND                     VANGUARD OHIO TAX-FREE FUND
VANGUARD CALIFORNIA TAX-FREE FUND            VANGUARD PENNSYLVANIA TAX-FREE FUND
VANGUARD CONVERTIBLE SECURITIES FUND         VANGUARD PREFERRED STOCK FUND
VANGUARD EQUITY INCOME FUND                  VANGUARD/PRIMECAP FUND
VANGUARD EXPLORER FUND                       VANGUARD SELECTED VALUE PORTFOLIO
VANGUARD FIXED INCOME SECURITIES FUND        VANGUARD SPECIALIZED PORTFOLIOS
VANGUARD FLORIDA INSURED TAX-FREE FUND       VANGUARD STAR FUND
VANGUARD GROWTH AND INCOME PORTFOLIO         VANGUARD TAX-MANAGED FUND
VANGUARD HORIZON FUND                        VANGUARD/TRUSTEES' EQUITY FUND
VANGUARD INDEX TRUST                         VANGUARD VARIABLE INSURANCE FUND
VANGUARD INSTITUTIONAL INDEX FUND            VANGUARD/WELLESLEY INCOME FUND
VANGUARD INTERNATIONAL EQUITY INDEX FUND     VANGUARD/WELLINGTON FUND
VANGUARD MONEY MARKET RESERVES               VANGUARD/WINDSOR FUND
VANGUARD/MORGAN GROWTH FUND                  VANGUARD/WINDSOR II
                                             VANGUARD WORLD FUND

                              PROSPECTUS SUPPLEMENT

                                  July 31, 1998

The above funds have been reorganized into Delaware business trusts. Previously, all were Maryland corporations except for California Tax-Free Fund, Florida
Insured Tax-Free Fund, Index Trust, Institutional Index Fund, New Jersey Tax-Free Fund, New York Tax-Free Fund, Ohio Tax-Free Fund, Pennsylvania Tax-Free Fund, Preferred Stock Fund, STAR Fund, Trustees' Equity Fund, and Variable Insurance Fund, which were Pennsylvania common law trusts. The fund reorganizations were approved by shareholders at special meetings held May 1, May 29, June 30, and July 24, 1998. Please note that the funds' investment objectives, policies, and managers remain the same.


                                                                       PSDBT2

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                                INDEX TO EXHIBITS

Declaration of Trust..........................................EX-99.B1
ByLaws........................................................EX-99.B2